Finance Items - Schedule of Finance Income and Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance income:
Interest income	$ 2,998	$ 17,349
Finance income	2,998	17,349
Finance costs:
Interest expense and similar charges	(299,618)	(340,040)
Amounts capitalized to property, plant and equipment	297,392	337,727
Accretion of decommissioning obligations	(5,810)	(3,197)
Finance costs	$ (8,036)	$ (5,510)